DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2017
Document And Entity Information [Abstract]
Entity Registrant Name	GUARANTY BANCSHARES INC /TX/
Trading Symbol	GNTY
Entity Central Index Key	0001058867
Document Type	S-4/A
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer